Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 23, 2015	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014
Proceeds from short-term loan				$ 64,000
Incurred expenses on research and subsequent other projects			$ 2,432,700	2,480,600
Promissory note issuance	$ 280,000
Warrant issued with promissory note	240,305
Estimate accrued of gross-up amount			101,900	101,900
Officer [Member]
Proceeds from short-term loan		$ 64,000
Promissory note issuance		$ 103,400
Warrant issued with promissory note		6,320
Repayment of promissory note		$ 50,000
CBV Note [Member]
Interest rate on note		7.50%
Promissory note issuance			$ 310,400
Warrant issued with promissory note			12,500
Warrant price			$ 30.00
CRL Note [Member]
Interest rate on note		7.50%
Total interest expense			$ 174,800	167,900
Incurred expenses on research and subsequent other projects			38,100	$ 52,000
Promissory note issuance			$ 1,009,000
Warrant issued with promissory note			50,450
Warrant price			$ 20.00